Segment Information (Reconciliation Of Total Business Segment Operating Income To Consolidated Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segment operating income	$ 324.6	$ 375.7	$ 330.0
Interest expense	(63.1)	(101.8)	(95.2)
Other income (expense), net	(55.5)	(51.0)	(16.6)
Income from continuing operations before income taxes	206.0	222.9	218.2
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segment operating income	360.1	373.8	301.4
Corporate And Eliminations [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Other income (expense), net	$ (35.5)	$ 1.9	$ 28.6